Forward Funds

101 California Street, Suite 1600

San Francisco, California 94111

June 4, 2012

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Forward Funds (“Registrant”)

File Nos: 033-48940

               811-06722

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated May 22, 2012, to the Prospectus dated May 1, 2012, for Class Z shares of the Forward Strategic Alternatives Fund (the “Fund”). The purpose of the filing is to submit the 497(c) filing dated May 22, 2012 in XBRL for the Fund.

If you have any questions regarding this filing, please contact Erin Douglas, Vice President and Sr. Associate Counsel with the Registrant’s service provider, ALPS Fund Services, Inc., at (720) 917-0602.

Sincerely,

/s/ Mary Curran

Mary Curran

Secretary